Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Modifications of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1,634		¥ 13,021
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis		1,404		4,579
Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		317		936
Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1,086		¥ 3,639
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 561		¥ 790
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 561		¥ 790
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 2
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 528		¥ 736
% of total class of financing receivable	0.30%		0.40%
Interest rate reduction | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 33		¥ 52
% of total class of financing receivable	0.00%		0.10%
Interest rate reduction | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,539		¥ 4,624
% of total class of financing receivable	0.00%		0.10%
Term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,314		¥ 3,542
% of total class of financing receivable	0.10%		0.20%
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 1
% of total class of financing receivable	0.00%		0.00%
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 1
% of total class of financing receivable	0.00%		0.00%
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,314		¥ 3,540
% of total class of financing receivable	1.70%		4.60%
Term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 225		¥ 1,082
% of total class of financing receivable	0.00%		0.10%
Term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 225		¥ 1,082
% of total class of financing receivable	0.00%		0.10%
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 33		¥ 33
% of total class of financing receivable	0.00%		0.00%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 192		¥ 704
% of total class of financing receivable	0.10%		0.30%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 345
% of total class of financing receivable	0.00%		0.10%
Principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 410		¥ 500
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 3		¥ 40
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 1
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 3		¥ 39
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 407		¥ 460
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 407		¥ 460
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 407		¥ 460
% of total class of financing receivable	0.10%		0.10%
Combination - interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 40		¥ 53
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 40		¥ 53
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 40		¥ 53
% of total class of financing receivable	0.10%		0.10%
Combination - interest rate reduction and term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 15		¥ 562
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 15		¥ 562
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1		¥ 2
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 14		¥ 540
% of total class of financing receivable	0.00%		0.30%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 20
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 62		¥ 304
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 62		¥ 304
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 62		¥ 304
% of total class of financing receivable	0.10%		0.40%
Combination - term extension and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction, term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,156		¥ 2,156
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,156		¥ 2,156
% of total class of financing receivable	0.10%		0.10%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,156		¥ 2,156
% of total class of financing receivable	0.20%		0.20%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,156		¥ 2,156
% of total class of financing receivable	0.30%		0.30%